Financial Risks - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) Violation Delinquency Counterparty	Dec. 31, 2021 EUR (€) Violation	Mar. 03, 2022 EUR (€)
Disclosure of financial risk management [line items]
For NHG backed mortgage loans, lender-incurred haircut applied on realized losses on each defaulted loan	10.00%
Number of defaults with derivativies counterparty for last three years | Counterparty	0
Number of violation of credit name limit policy at group level | Violation	0	1
Fair value	€ 75,557	€ 160,187
Amount held in general account investment readily redeemable and saleable	13,392	31,101
Undrawn committed borrowing facilities	3,435	3,399
Unrealized loss position	25
Investments exposure	€ 76,825	157,831
Risk Entailed From Reform Of IBORs And Any Transition To Replacement Rates [Member] | Legal Risks [Member]
Disclosure of financial risk management [line items]
Description of exposure to risk	Legal risks, as Aegon is required to make changes to documentation for new and existing transactions, such as funding instruments issued with an IBOR reference and derivatives held with an IBOR reference;
Risk Entailed From Reform Of IBORs And Any Transition To Replacement Rates [Member] | Financial Risks [Member]
Disclosure of financial risk management [line items]
Description of exposure to risk	Financial risks, arising from any changes in the valuation of financial instruments linked to benchmark rates, such as derivatives and floating rate notes, issued by, or invested in by Aegon;
Risk Entailed From Reform Of IBORs And Any Transition To Replacement Rates [Member] | Pricing Risks [Member]
Disclosure of financial risk management [line items]
Description of exposure to risk	Pricing risks, as changes to benchmark indices could impact pricing mechanisms on some funding instruments or investments;
Risk Entailed From Reform Of IBORs And Any Transition To Replacement Rates [Member] | Operational Risks [Member]
Disclosure of financial risk management [line items]
Description of exposure to risk	Operational risks, due to the potential requirement to adapt informational technology systems, trade reporting infrastructure and operational processes; and
Risk Entailed From Reform Of IBORs And Any Transition To Replacement Rates [Member] | Conduct Risks [Member]
Disclosure of financial risk management [line items]
Description of exposure to risk	Conduct risks, relating to communication with potential impact on Aegon’s customers, and engagement during the transition period.
RUSSIAN FEDERATION | Country U [Member]
Disclosure of financial risk management [line items]
Investments exposure	€ 0		€ 27
Americas commercial and agricultural mortgage loan portfolio [member]
Disclosure of financial risk management [line items]
Fair value	€ 9,224	€ 10,161
Percentage of loan to value	50.40%	53.00%
Assumed defaults rate on delinquent loans	0.00%	0.00%
Delinquency days (defined as 60 days in arrears) | Delinquency	60
Net impairments and (recoveries)	€ 0	€ 1
Americas commercial and agricultural mortgage loan portfolio [member] | Foreclosed on impaired loans [member]
Disclosure of financial risk management [line items]
Net impairments and (recoveries)	0	0
Foreclosure and recoveries	€ 0	€ 0